Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration Nos.: 33-65632 and 333-105659

SCHRODER GLOBAL SERIES TRUST

Schroder North American Equity Fund

SCHRODER SERIES TRUST

Schroder Emerging Markets Multi-Cap Equity Fund

Schroder Emerging Markets Small Cap Fund

Schroder Long Duration Investment-Grade Bond Fund

Schroder Short Duration Bond Fund

Schroder Total Return Fixed Income Fund

Supplement dated October 21, 2016 to

the Prospectus and Statement of Additional Information (the “SAI”), each dated

March 1, 2016, as supplemented

This supplement to the Funds’ prospectus (the “Prospectus”) and statement of additional information (the “SAI”) reflects the October 21, 2016 reorganization of the funds listed below into series of The Hartford Mutual Funds II, Inc.

Effective immediately, all disclosure and references regarding the following funds in the prospectus and SAI are no longer applicable and are hereby deleted:

Schroder Absolute Return EMD and Currency Fund,

Schroder Broad Tax-Aware Value Bond Fund,

Schroder Emerging Market Equity Fund,

Schroder Emerging Markets Multi-Sector Bond Fund,

Schroder International Alpha Fund,

Schroder International Multi-Cap Value Fund,

Schroder Global Multi-Asset Income Fund,

Schroder Global Strategic Bond Fund,

Schroder U.S. Opportunities Fund, and

Schroder U.S. Small and Mid Cap Opportunities Fund.

Please retain this supplement for future reference.

PRO-SUP-10-2016